JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

200 Berkeley Street

Boston, Massachusetts 02116

December 13, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Exchange-Traded Fund Trust (the “Trust”)
Securities Act of 1933 File No. 333-183173
Investment Company Act of 1940 File No. 811-22733
Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Included herewith for filing on behalf of the Trust, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 23 under the 1933 Act and Amendment No. 26 under the Investment Company Act of 1940, as amended, to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed solely for the purpose of registering shares of John Hancock Multifactor Media and Communications ETF, a new series of the Trust. The Amendment contains one prospectus and one statement of additional information.

Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 26, 2019. No fees are required in connection with this filing.

If you have any questions or comments, please call me at 617-572-4575.

Sincerely,

/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary